Subsequent events Subsequent Event (Details) employee in Thousands	Jan. 11, 2018 EUR (€) employee	Jan. 11, 2018 USD ($) employee	Jan. 31, 2018	Dec. 15, 2016
Disclosure of non-adjusting events after reporting period [line items]
Convertible securities conversion ratio				0.083077
Bonus amount per employee	€ 1,670	$ 2,000
Number of employees eligible for bonus	60	60
Aggregate bonus amount	€ 109,000,000	$ 130,000,000
LTIP restricted stock units
Disclosure of non-adjusting events after reporting period [line items]
Convertible securities conversion ratio			1.003733